Nationwide Life Insurance Company • Nationwide Variable Account • Nationwide Variable Account – 9 • Nationwide VLI Separate Account – 4	Nationwide Life and Annuity Insurance Company • Nationwide VL Separate Account - C

Prospectus supplement dated April 6, 2009 to
BOA Elite Pro Classic Prospectus dated May 1, 2003
BOA Elite Pro LTD Prospectus dated May 1, 2003
Soloist Prospectus dated May 1, 2008
BOA America's Income Annuity Prospectus dated May 1, 2008
BOA MSPVL Future (BOA MSPVL II) Prospectus dated May 1, 2008
Protection FPVUL Prospectus dated May 1, 2008
ChoiceLife Protection Prospectus dated May 1, 2008
BOA TNG Prospectus dated May 1, 2008
ChoiceLife FPVUL Prospectus dated May 1, 2008
BOA CVUL Future (NWL) Prospectus dated May 1, 2008
BAE CVUL Future Prospectus dated May 1, 2008
BOA Last Survivor II Prospectus dated May 1, 2008
ChoiceLife Survivorship Prospectus dated May 1, 2008
ChoiceLife Survivorship II Prospectus dated May 1, 2008
Next Generation Survivorship Life Prospectus dated May 1, 2008
ChoiceLife Protection Survivorship Prospectus dated May 1, 2008
Protection Last Survivor Prospectus dated May 1, 2008
BOA CVUL Future (NLAIC) Prospectus dated May 1, 2008
BOA CVUL (NLAIC) Prospectus dated May 1, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

The Board of Trustees for the Nationwide Variable Insurance Trust has approved a merger pursuant to which the assets of the Nationwide Variable Insurance Trust - JPMorgan NVIT Balanced Fund: Class I will merge into the Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II, effective April 24, 2009.  As a result of this reorganization, effective April 24, 2009, the Nationwide Variable Insurance Trust - JPMorgan NVIT Balanced Fund: Class I will no longer be available as an investment option in your contract and all references in your prospectus to Nationwide Variable Insurance Trust - JPMorgan NVIT Balanced Fund: Class I will mean Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II.

For further information or forms, please contact Nationwide at the address and phone number shown on page 1 of your prospectus, or visit www.nationwide.com.